RCM GLOBAL SMALL CAP FUND
ANNUAL REPORT
DECEMBER 31, 1996

                          REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders of RCM Global Small Cap Fund and
Board of Directors of RCM Equity Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of RCM Global Small Cap Fund (the "Fund"), including the statement of investments in securities and net assets, as of December 31, 1996, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RCM Global Small Cap Fund as of December 31, 1996, and the results of its operations, the changes in its net assets, and the financial highlights for the period indicated therein, in conformity with generally accepted accounting principles.


                                  Coopers & Lybrand L.L.P.

Boston, Massachusetts
February 28, 1997

                              RCM GLOBAL SMALL CAP FUND
                       INVESTMENTS IN SECURITIES AND NET ASSETS
                                  DECEMBER 31, 1996

                                                       % of
   Shares                 Equity Investments        Net Assets    Market Value
---------------     ------------------------------  ----------   --------------
CONSUMER NON-DURABLES SECTOR                           11.21%

                   GENERAL RETAIL                       1.02%

         1,800     Santa Isabel S A                                $  40,833

                   HOUSEHOLD/RELATED NON-DURABLES       5.70%

         5,000     Carson Inc.*                                       69,050
         4,000     The North Face Inc. *                              77,752
         5,000     Tag Heuer International SA *                       81,175
                                                                 --------------
                                                                     227,977
                                                                 --------------

                   LEISURE TIME PRODUCTS/SERVICES       4.49%

         5,000     CapStar Hotel Co. *                                97,650
         4,000     Planet Hollywood International Inc. *              82,000
                                                                 --------------
                                                                     179,650
                                                                 --------------
CYCLICAL/CAPITAL GOODS SECTOR                           2.05%

                   TRANSPORTATION SERVICES              2.05%

         8,000     Kitty Hawk Inc. *                                  82,000

ENERGY SECTOR                                           1.31%

                   OIL AND RELATED SERVICES             1.31%

         3,000     Houston Exploration Co. *                          52,590

HEALTH CARE SECTOR                                      7.19%

                   HEALTH CARE SERVICES                 7.19%

         5,000     Advanced Health Corp. *                            64,060
         7,000     Harborside Healthcare Corp. *                      81,795
         2,000     Total Renal Care Holdings Inc. *                   70,310
         5,000     Transition Systems Inc. *                          71,250
                                                                 --------------
                                                                      287,415
                                                                 --------------


       The accompanying notes are an integral part of the financial statements.

                              RCM GLOBAL SMALL CAP FUND
                       INVESTMENTS IN SECURITIES AND NET ASSETS
                                  DECEMBER 31, 1996

                                                       % of
   Shares                 Equity Investments        Net Assets    Market Value
---------------     ------------------------------  ----------   --------------

INTEREST SENSITIVE SECTOR                               2.11%

                   GENERAL FINANCE                      2.11%

         3,000     The Money Store Inc.                            $  84,458

SERVICES/MEDIA SECTOR                                  13.96%

                   BUSINESS AND FOOD SERVICES          12.20%

         2,000     Caribiner International Inc. *                     99,186
         3,000     F. Y. I. Inc. *                                    63,000
         5,600     Philip Environmental Inc. *                        81,480
         3,000     Precision Response Corp. *                        105,729
         1,300     The Registry Inc. *                                60,027
         3,000     Wilmar Industries Inc. *                           78,501
                                                                 --------------
                                                                     487,923
                                                                 --------------

                   MEDIA SERVICES                       1.76%

         2,600     Bell Cablemedia PLC *                              39,528
         1,000     Central European Media
                     Entertainment Ltd. Class A  *                    31,062
                                                                 --------------
                                                                      70,590
                                                                 --------------

TECHNOLOGY SECTOR                                      23.44%

                   ELECTRONICS AND NEW TECHNOLOGY       4.87%

         2,200     Leitch Technology Corp. *                          40,986
         3,000     Uniphase Corp. *                                  153,750
                                                                 --------------
                                                                     194,736
                                                                 --------------

                   TECHNOLOGY SERVICES                 18.57%

         5,800     Business Objects S A
                     Sponsored ADR *                                  79,025
         2,000     CBT Group PLC Sponsored ADR *                     109,000
         3,000     The Indus Group Inc. *                             77,250
         3,000     Integrated Systems Inc. *                          71,250
         3,000     International Telecommunication
                     Systems Inc. *                                   70,500
         1,800     Open Text Corp. *                                  12,110
         4,000     Raptor Systems Inc. *                              77,500
         2,000     Renaissance Solutions Inc. *                       88,500


       The accompanying notes are an integral part of the financial statements.

                              RCM GLOBAL SMALL CAP FUND
                       INVESTMENTS IN SECURITIES AND NET ASSETS
                                  DECEMBER 31, 1996

                                                       % of
   Shares                 Equity Investments        Net Assets    Market Value
---------------     ------------------------------  ----------   --------------

                   TECHNOLOGY SERVICES
                   (CONTINUED)

         3,000     Unison Software Inc. *                          $  79,590
         1,500     VERITAS Software Co. *                             78,000
                                                                 --------------
                                                                     742,725
                                                                 --------------

TOTAL EQUITY INVESTMENTS
(COST $2,450,897)                                      61.27%      2,450,897
                                                                 --------------
SHORT-TERM INVESTMENTS

 PRINCIPAL   U.S. GOVERNMENT                           99.91%
-----------

$4,000,000   U.S. Treasury Bill
               maturing 1/9/97                                     3,996,344
                                                                 --------------
TOTAL SHORT-TERM INVESTMENTS                           99.91%      3,996,344
(COST $3,996,344)                                                --------------


TOTAL INVESTMENTS (COST $6,447,241)                   161.18%      6,447,241

                   OTHER ASSETS LESS LIABILITIES      -61.18%     (2,447,241)
                                                                 --------------

                   NET ASSETS                         100.00%   $  4,000,000
                                                                 --------------
                                                                 --------------

* Non-income producing security.


       The accompanying notes are an integral part of the financial statements.

                              RCM GLOBAL SMALL CAP FUND
                         STATEMENT OF ASSETS AND LIABILITIES
                                  DECEMBER 31, 1996


ASSETS:

     Investments in securities, at value
      (cost $6,447,241) (Note 1)                                $  6,447,241

     Cash                                                          4,000,000
                                                                 --------------
          Total Assets                                            10,447,241
                                                                 --------------
LIABILITIES:

     Payable for securities purchased                              6,447,241
                                                                 --------------
          Total Liabilities                                        6,447,241
                                                                 --------------
NET ASSETS                                                      $  4,000,000
                                                                 --------------
                                                                 --------------
NET ASSETS CONSIST OF:
     Paid in capital (Note 3)                                   $  4,000,000
                                                                 --------------

NET ASSETS                                                      $  4,000,000
                                                                 --------------
                                                                 --------------

NET ASSET VALUE PER SHARE
 ($4,000,000 DIVIDED BY 400,000 shares outstanding)              $     10.00
                                                                 --------------
                                                                 --------------


       The accompanying notes are an integral part of the financial statements.

                              RCM GLOBAL SMALL CAP FUND
                               STATEMENT OF OPERATIONS
                     FROM DECEMBER 31, 1996* TO DECEMBER 31, 1996


INVESTMENT INCOME:

    Income                                                 $         -

    Expenses                                                         -

                                                           -----------

         Net investment income                                       -
                                                           -----------

NET REALIZED AND UNREALIZED GAIN:

    Net realized and unrealized Gain                                 -
                                                           -----------


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $         -
                                                           -----------
                                                           -----------





       The accompanying notes are an integral part of the financial statements.

                              RCM GLOBAL SMALL CAP FUND
                          STATEMENT OF CHANGES IN NET ASSETS
                    FROM DECEMBER 31, 1996** TO DECEMBER 31, 1996


OPERATIONS:
    Net investment income                                  $         -

    Net realized and unrealized Gain                                 -

                                                           -----------

    Net increase in net assets resulting from operations             -


NET INCREASE FROM CAPITAL SHARES TRANSACTIONS  (NOTE 3)      4,000,000
                                                           -----------

TOTAL INCREASE IN NET ASSETS                                 4,000,000

NET ASSETS:
         Beginning of period                                         -
                                                           -----------
         End of period *                                   $ 4,000,000
                                                           -----------
                                                           -----------

*   Includes undistributed net investment income of        $         -
                                                           -----------
                                                           -----------

_____________________
**  Commencement of operations



       The accompanying notes are an integral part of the financial statements.

                              RCM GLOBAL SMALL CAP FUND
                                 FINANCIAL HIGHLIGHTS


Selected data for each share of capital stock outstanding are as follows:

                                                        December 31, 1996
                                                         (commencement
                                                        of operations) to
                                                        December 31, 1996
                                                      ---------------------

PER SHARE OPERATING PERFORMANCE:
    Net asset value, beginning of period                   $    10.00
                                                           -----------
    Net investment income                                         -
    Net realized and unrealized gain                              -
                                                           -----------
    Net increase in net asset value
      resulting from investment operations                        -
                                                           -----------

NET ASSET VALUE, END OF PERIOD                             $    10.00
                                                           -----------
                                                           -----------

TOTAL RETURN                                                     0.00%  *
                                                           -----------
                                                           -----------

RATIOS AND SUPPLEMENTAL DATA:

Average commission rate paid per share                     $   0.0465   +
                                                           -----------
                                                           -----------

Net assets, end of period (in 000's)                       $    4,000
                                                           -----------
                                                           -----------

Ratio of expenses to average net assets                          0.00%  ++
                                                           -----------
                                                           -----------

Ratio of net investment income to average net assets             0.00%  ++
                                                           -----------
                                                           -----------

Portfolio turnover                                               0.00%  ++
                                                           -----------
                                                           -----------


______________________
* Total return measures the change in value of an investment over the period indicated.
+ For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission structures may differ.
++ Not annualized. Fund was in operation for one day, ratios are not meaningful.

                              RCM GLOBAL SMALL CAP FUND
                            NOTES TO FINANCIAL STATEMENTS
                                  DECEMBER 31, 1996

1.  SIGNIFICANT ACCOUNTING POLICIES

    RCM Global Small Cap Fund (the "Fund") is a diversified series of RCM Equity Funds, Inc. (the "Company"). The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on December 31, 1996.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amount of assets and liabilities. Actual results may differ from these estimates.

    a.  SECURITIES VALUATIONS:

    Investment securities are stated at fair market value. Equity securities traded on stock exchanges are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded as of the close of business on the day the securities are being valued. If there has been no sale on such day, then the security will be valued at the closing bid price on such day. If no bid price is quoted on such day, then the security will be valued by such method as the Board of Directors of the Company in good faith deems appropriate to reflect its fair market value. Readily marketable securities traded only in the over-the-counter market that are not listed on the National Association of Securities Dealers, Inc. Automated Quotation System or similar foreign reporting service will be valued at the mean bid price, or such other comparable sources as the Board of Directors of the Company deems appropriate to reflect their fair market value. Other portfolio securities held by the Fund will be valued at current market value, if current market quotations are readily available for such securities. To the extent that market quotations are not readily available, such securities will be valued by whatever means the Board of Directors of the Company in good faith deems appropriate to reflect their fair market value. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

    b.  SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:

    Security transactions are recorded as of the date of purchase or sale. Realized gains and losses on security transactions are determined on the identified cost basis for both financial statement and federal income tax purposes. Interest income, foreign taxes and expenses are accrued daily. Dividends are recorded on the ex-dividend date.

    c.  FOREIGN CURRENCY TRANSACTIONS:

    The records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of foreign securities and income and withholding taxes are translated on the respective dates of such transactions. Net realized currency gains and losses include foreign currency gains and losses between trade date and settlement date and foreign currency transactions. The Fund does not isolate that portion of foreign currency exchange fluctuation on investments from unrealized appreciation and depreciation which arises from changes in market prices. Such fluctuations are included with the net unrealized appreciation or depreciation on investments.

                              RCM GLOBAL SMALL CAP FUND
                            NOTES TO FINANCIAL STATEMENTS
                                  DECEMBER 31, 1996

1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    d.  FEDERAL INCOME TAXES:

    It is the policy of the Fund to comply with the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal or excise taxes on income and capital gains.

    e.  DISTRIBUTIONS:

    Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

2.  INVESTMENT IN FOREIGN SECURITIES

    Investing in foreign equity securities and currency transactions involves significant risks, some of which are not typically associated with investments of domestic origin. The Fund's investments in foreign markets will subject the Fund to the risk of foreign currency exchange rate fluctuations, perceived credit risk and adverse economic and political developments.

3.  CAPITAL SHARES

    At December 31, 1996, there were 1,000,000,000 shares of the Company's capital stock authorized, at $0.0001 par value. Of this amount, 50,000,000 were classified as shares of the Fund; 50,000,000 were classified as shares of RCM Global Technology Fund; 50,000,000 were classified as shares of RCM Global Health Care Fund; 50,000,000 were classified as shares of RCM Large Cap Growth Fund; and 800,000,000 shares remain unclassified. There were 400,000 shares sold for a total of $4,000,000 on December 31, 1996 (commencement of operations).

    At December 31, 1996, all the outstanding shares of the Fund were beneficially owned by clients of Dresdner Bank AG/Investment
    Management/Institutional Assets Management Division.

4.  PURCHASES AND SALES OF SECURITIES

    For the one day period ended December 31, 1996 (commencement of operations), purchases of investment securities by the Fund, other than U.S. government obligations and short-term securities, aggregated $2,450,897. Purchases of U.S. government obligations by the Fund for the period ended December 31, 1996, aggregated $3,996,344. There were no sales of investment securities or U.S. government obligations by the Fund for the period ended December 31, 1996. At December 31, 1996, the aggregate cost of investments was the same for book and federal income tax purposes.

                              RCM GLOBAL SMALL CAP FUND
                            NOTES TO FINANCIAL STATEMENTS
                                  DECEMBER 31, 1996


5.  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

    RCM Capital Management, L.L.C. ("RCM") manages the Fund's investments and provides various administrative services, subject to the authority of the Board of Directors. The Fund pays investment management fees monthly to RCM at an annualized rate of 1.25% of the Fund's average daily net assets. For the one day period ended December 31, 1996, the Fund did not record investment management fees.

    RCM has voluntarily agreed, until at least December 31, 1997, to pay the Fund on a quarterly basis the amount, if any, by which the ordinary operating expenses of the Company attributable to the Fund for the quarter (except interest, taxes, and extraordinary expenses) exceed the annualized rate of 2.50% of the value of the average daily net assets of the Fund. In subsequent years, the Fund will reimburse RCM for any such payments to the extent that the Fund's operating expenses are otherwise below this expense cap.

    Funds Distributor, Inc. (the "Distributor"), acts as distributor of shares of the Fund. The Distributor retains a portion of any initial sales charge upon the purchase of shares of the Fund. The Company has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund. Under the distribution plan, which is a "reimbursement plan," the Fund pays the Distributor an annual fee of up to 0.30% of the Fund's average daily net assets as reimbursement for certain expenses actually incurred by the Distributor in connection with distribution of shares of the Fund.

    The Company pays each of its Directors who is not an interested person of the Fund $6,000 annually plus $1,000 for each meeting of the board or any committee thereof attended by the Director.

INVESTMENT MANAGER

RCM Capital Management, L.L.C.
Four Embarcadero Center, Suite 3000
San Francisco, California  94111


TRANSFER AND REDEMPTION AGENT

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts  02171


DISTRIBUTOR

Funds Distributor, Inc.
60 State Street, Suite 1300
Boston, Massachusetts  02109


CUSTODIAN

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts  02171


LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker
555 South Flower Street
Los Angeles, California 90071


INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.
One Post Office Square
Boston, Massachusetts  02109